TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law"):

1.	Beneficiary enterprise:

The Parent has production facilities in Israel qualified as "Beneficiary Enterprises" in accordance with the Law, as amended in 2005, which provides certain tax benefits to investment programs of an "Approved Enterprise" or "Beneficiary Enterprise." The Parent's first Beneficiary Enterprise was converted from a previously "Approved Enterprise" program pursuant to the approval of the Israel Tax Authority that the Parent received in September 2006. In the past, certain of the Parent's production facilities were granted approved enterprise status pursuant to the Law; were over, the benefit periods for such approved enterprises expired in 2005. Additionally, the Parent has elected 2012 as the year of election.

The income generated by the "Beneficiary Enterprise" is exempt from tax over a period of two years, beginning with the year in which the Parent first had taxable income. The period of tax benefit of the first Beneficiary Enterprise has not yet commenced and will expire not later than 2017. The period of tax benefit of the second beneficiary enterprise has not yet commenced and will expire not later than 2024. The benefits are contingent upon compliance with the terms of the Encouragement Law (export rate, etc.). The Parent is currently in compliance with these terms.

A company having a Beneficiary Enterprise that distributes a dividend from exempt income, will be required in the tax year of the dividend distribution to pay company tax on the amount of the dividend distributed (including the company tax required as a result of the distribution) at the tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax. The Parent did not have exempt income from the above "Beneficiary Enterprise".

2.	Amendment to the Law:

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment"). The Amendment is effective from January 1, 2011 and its provisions apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment.

Companies can choose not to be included in the scope of the amendment to the Encouragement Law and to stay in the scope of the law before its amendment until the end of the benefits period of its approved/beneficiary enterprise. The 2012 tax year was the last year companies could have chosen as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland" track and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. On August 5, 2013 the Knesset passed the Law for the Change in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, which cancelled the planned tax reduction so that as from the 2014 tax year the tax rate on preferred income will be 9% for Development Area A and 16% for the rest of the country.

The Amendment also provides that no income tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties. The Law for the Change in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013 raised to 20% the tax rate on a dividend distributed to an individual and foreign resident out of preferred income as from January 1, 2014.

Furthermore, the Amendment provides relief with respect to the non-payment of tax on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment and the dividend is distributed after the date of the notice (hereinafter – "the relief"). Furthermore, a distribution from profits of the exempt enterprise will be subject to tax by the distributing company.

The Parent complies with the conditions provided in the amendment to the Law for the Encouragement of Capital Investments for inclusion in the scope of the tax benefits track. The Parent intends to implement the Amendment in future tax years. Therefore, the deferred tax balance as of December 31, 2013 was calculated based on the rate provided by the Amendment.

On August 5, 2013, the Knesset passed the Law for the Change in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, by which, among other things, the corporate tax rate would be raised by 1.5% to a rate of 26.5% as from 2014.

On January 4, 2016 the Knesset approved the Economic Policy Law for 2015 that included a decrease in the tax rate by 1.5% to 25%.

On December, 2016 the Knesset approved the Economic Policy Law for 2016 that included a decrease in the tax rate to 24% in 2017, and to 23% starting January 1st, 2018.

Current taxes and deferred tax for the reported periods are calculated according to the tax rates presented above.

b.	Tax losses and tax credits carryforwards:

As of December 31, 2016, the Parent's tax loss carryforwards were approximately $17 million of operating losses and $ 7.9 million of capital.

The Parent's tax loss carryforward and tax credits carryforward do not have expiration dates.

c.	Income tax assessments:

The Parent files its income tax return in Israel. Eltek Europe file its income tax returns in Germany and Eltek USA files its income tax return in the United States.

In Israel, the Parent has received final tax assessments through the 1995 tax year. Assessments through the 2011 tax year are considered final due to statute of limitations. The Israeli tax returns of the Parent may be audited by the Israeli Tax Authorities for the tax years beginning in 2012.

Eltek Europe has received final tax assessments through the 2012 tax year. The tax returns of Eltek Europe remain subject to audit for the tax years beginning in 2013. The tax returns of Eltek USA remain subject to audit for the tax years beginning in 2011. The Parent's other foreign subsidiaries have not yet received any final tax assessments since their incorporation.

d.	Profit before tax and income tax expense (benefit) included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Profit (loss) before income tax expense:
Israel	(2,767)	1,038	(483)
Foreign jurisdictions	200	206	(738)
	(2,567)	1,244	(1,221)

Current tax expense (benefit):
Israel	-	(3)	-
Foreign jurisdictions	73	72	19

	73	69	19

Deferred taxes:
Israel	1,085	149	1,581
Foreign jurisdictions		-	34
	1,085	149	1,615

Income tax expense	1,158	218	1,634

e.	Reconciliation of the theoretical income tax (expense) benefit to the actual income tax expense:

A reconciliation of the theoretical income tax (expense) benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	(2,567)	1,244	(1,221)

Statutory tax rates	25%	26.5%	26.5%

Theoretical tax expense (benefit) calculated	(642)	330	(324)

Other	(138)	36	182
Changed in liability for undistributed income of subsidiaries	37	38	29
Change in valuation allowance	(2,075)	(92)	1,724
Increase in capital loss for tax purposes	915
Change in effective on corporate tax rate	(17)	-	-
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries	492	-	-
Tax benefit arising from "Beneficiating and Preferred enterprises"	250	(109)	40
Foreign tax rate differential in subsidiaries	20	15	(17)

Total	(516)	(112)	1,958

Income tax (expense)benefit	(1,158)	218	1,634

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the tax effects of temporary differences were been the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
	US Dollars in thousands

Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,772	2,350
Net operating loss carryforwards (outside Israel)	-	492
Capital loss carryforwards (in Israel)	1,957	1,110
Severance benefits	23	27
Provision for vacation pay	202	200
Tax credit carryforward	926	905
Allowance for doubtful accounts	26	14

Total gross deferred tax assets	5,906	5,098

Less valuation allowance	(5,175)	(3,100)

Net deferred tax assets	731	1,998

Deferred tax liabilities:
Undistributed income of subsidiaries	(197)	(197)

Fixed assets - differences in depreciation	(534)	(737)

Total gross deferred tax liabilities	(731)	(934)

Net deferred tax assets	-	1,064

During the year ended December 31, 2016 the Company recorded a tax expense of $1.2 million due to uncertainty about its ability to utilize these tax assets in the foreseeable future.

Despite the Company's accumulated profits in Israel during the years ended December 31, 2016 and 2015, the Company recorded a full valuation allowance for deferred tax assets with respect to its deferred tax assets in Israel due to uncertainty about its ability to utilize such losses in the future.  The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment. The valuation allowance for deferred tax assets as of December 31, 2016 and 2015 was $5,175 and $ 3,100 respectively. The net change in the total valuation allowance for each of the years ended December 31, 2016, 2015 and 2014, was an increase (decrease) of $(2,075), $(192) and $1,597, respectively.

g.	Accounting for uncertainty in income taxes:

For the twelve-month periods ended December 31, 2016, 2015 and 2014, the Company did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve-month months.